3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Schedule of classification of financial instruments: Schedule of classification of financial instruments (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of classification of financial instruments

The Company has classified each financial instrument into the following categories:

Financial Asset or Liability	Category
Cash and cash equivalents	FVTPL (Fair value through profit or loss)
Receivables	Loans and receivables
Reclamation deposits	Loans and receivables
Accounts payable and accrued liabilities	Other liabilities
Amounts owing to related parties	Other liabilities